Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Subsequent Event [Line Items]
Subsequent Events
(21)	Subsequent Events
Management evaluated events and transactions through and including May 22, 2023, the date these financial statements were available to be issued. Based on management’s evaluation there are no events subsequent to March 31, 2023 that require adjustment to or disclosure in the consolidated financial statements, except as noted below.

On April 6, 2023, the Company closed its acquisition of 100% of the issued share capital of AL Wealth Partners Pte. Limited (“AWLP”), an independent wealth manager based in Singapore with approximately $971.0 million of assets under management as of March 31, 2023. The purchase price consisted of a $15.5 million cash payment on closing (being 50% of the purchase price calculated on the closing date based on a multiple of recurring revenues), and deferred payments on each of the third and fifth anniversaries of the closing date, with each deferred payment to be 25% of a re-calculated
purchase price based on recurring revenues at each relevant time. The deferred payments may be settled in cash or shares of the Company, provided that not more than 50% of the total consideration may be paid in the Company’s shares. The Company is in the process of completing its accounting for the transaction.
On May 5, 2023, the Company commenced (i) an offer to each holder of outstanding Warrants the opportunity to receive 0.25 shares of Class A Common Stock, in exchange for each of such Warrants tendered by such holder and exchanged pursuant to the offer (the “Offer”), and (ii) a solicitation of consents (the “Consent Solicitation”) from holders of the Warrants to amend the Warrant Agreement, which governs all of the Warrants, to permit, if approved, us to require that each Warrant that is outstanding upon the closing of the Offer be mandatorily exchanged for 0.225 shares of Class A Common Stock, which is a ratio 10% less than the exchange ratio applicable to the Offer (the “Warrant Amendment”). The Offer and Consent Solicitation will expire at one minute after 11:59 p.m., Eastern Standard Time, on June 2, 2023, or such a later time and date to which we may extend. Pursuant to the terms of the Warrant Agreement, amendments, including the proposed Warrant Amendment, require the vote or written consent of holders of at least 65% of the number of the then outstanding Public Warrants and, separately with respect to any amendment to the terms of the Private Warrants (which Private Warrants, as no longer held by Cartesian or its permitted transferees (as defined in the Warrant Agreement), are identical in terms to the Public Warrants) or any provision of the Warrant Agreement with respect to the Private Warrants such as the Warrant Amendment, the vote or written consent of at least 65% of the number of the then outstanding Private Warrants.

ALVARIUM TIEDEMANN HOLDINGS INC [Member]
Subsequent Event [Line Items]
Subsequent Events
NOTE 10. SUBSEQUENT EVENTS
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date that the financial statements were issued. Based upon this review, other than the below, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.
The Business Combination
On January 3, 2023 (the “Closing Date”), Cartesian Growth Corporation, a Cayman Islands exempted company (“Cartesian” or the “Company”), consummated the previously announced business combination (the “Business Combination”) pursuant to the terms of the Amended and Restated Business Combination Agreement, dated as of October 25, 2022 (as amended, supplemented, or otherwise modified from time to time, the “Business Combination Agreement”), by and among Cartesian, Rook MS LLC, a Delaware limited liability company (“Umbrella Merger Sub”), Tiedemann Wealth Management Holdings, LLC, a Delaware limited liability company (“TWMH”), TIG Trinity GP, LLC, a Delaware limited liability company (“TIG GP”), TIG Trinity Management, LLC, a Delaware limited liability company (“TIG MGMT” and, together with TIG GP, the “TIG Entities”), Alvarium Investments Limited, an English private limited company (“Alvarium” and, together with TWMH and the TIG Entities, the “Target Companies” and each a “Target Company”), and Alvarium Tiedemann Capital, LLC, a Delaware limited liability company (“Umbrella”). In connection with the Business Combination, Cartesian was renamed “Alvarium Tiedemann Holdings, Inc.” (the “Company”). As used herein, the “Company” refers to Cartesian Growth Corporation as a Delaware corporation by way of continuation following the Domestication and the Business Combination, which in connection with the Domestication and simultaneously with the Business Combination, changed its corporate name to “Alvarium Tiedemann Holdings, Inc.”
Prior to the Closing Date, the following transactions occurred pursuant to the terms of the Business Combination Agreement:

•
On December 30, 2022 (the business day before the Closing Date), Cartesian effected a deregistration under the Cayman Islands Companies Act (As Revised) and a domestication under Section 388 of the Delaware General Corporation Law, pursuant to which Cartesian’s jurisdiction of registration was changed from the Cayman Islands to the State of Delaware (the “Domestication”). As a result of and upon the effective time of the Domestication, among other things, each Class A ordinary share, par value $0.0001 per share, of Cartesian outstanding was converted into the right to receive one share of Class A common stock, par value $0.0001 per share, of Cartesian (the “Class A Common Stock”), and Cartesian was renamed “Alvarium Tiedemann Holdings, Inc.”

•
On January 3, 2023, TWMH and the TIG Entities effected a reorganization (the “TWMH/TIG Entities Reorganization”) such that TWMH and the TIG Entities became wholly owned direct or indirect subsidiaries of Umbrella and Umbrella became owned solely by the members of TWMH (the “TWMH Members”), the members of TIG GP (the “TIG GP Members”) and the members of TIG MGMT (the “TIG MGMT Members”); and

•
On January 3, 2023, Alvarium effected a reorganization such that Alvarium became the wholly owned indirect subsidiary of an Isle of Man entity (“Alvarium Topco”), and Alvarium Topco became owned solely by the shareholders of Alvarium (the “Alvarium Reorganization”).

On the Closing Date, the following transactions occurred pursuant to the terms of the Business Combination Agreement:

•
TIG MGMT, TIG GP and Umbrella entered into a distribution agreement, pursuant to which (a) TIG MGMT distributed to Umbrella all of the issued and outstanding shares or partnership interests, as applicable, that it held through its strategic investments in External Strategic Managers, and (b) TIG GP distributed to Umbrella all of the issued and outstanding shares or interests that it held through its strategic investment in an External Strategic Manager;

•
Each shareholder of Alvarium Topco exchanged his, her or its (a) ordinary shares of Alvarium Topco and (b) class A shares of Alvarium Topco for Class A Common Stock (the “Alvarium Exchange”). Upon the consummation of the Alvarium Exchange, Alvarium Topco became a direct wholly-owned subsidiary of Cartesian;

•
Cartesian contributed shares of Class B Common Stock and cash to a newly formed wholly owned Delaware corporation (“Cartesian Holdco”) and Cartesian HoldCo subsequently contributed all shares of Class B Common Stock and cash to Umbrella Merger Sub;

•
Immediately following the effective time of the Alvarium Exchange, Umbrella Merger Sub merged with and into Umbrella, with Umbrella surviving such merger as an indirect subsidiary of Cartesian (the “Umbrella Merger”);

•
Immediately following the Alvarium Exchange and the Umbrella Merger, Cartesian and Umbrella entered into the Alvarium Contribution Agreement, pursuant to which (a) Cartesian contributed all of the issued and outstanding shares of Alvarium Topco that it held to Umbrella, (b) upon the consummation of the Alvarium Contribution, Alvarium Topco became a wholly-owned subsidiary of Umbrella; and

•
In accordance with the Sponsor Support Agreement, Cartesian simultaneously (i) canceled a number of SPAC Class A Ordinary Shares held by Sponsor equal to the number of Sponsor Redemption Shares and (ii) issued the Non-Redeeming Bonus Shares to holders of Non-Redeemed Cartesian Class A Common Shares on a pro-rata basis based on the number of Non-Redeemed SPAC Class A Common Shares held by such holders. The effective issuance rate of Non-Redeeming Bonus Shares was 0.121617 Non-Redeeming Bonus Share per Non-Redeemed SPAC Class A Common Share. Any fractional shares were rounded down to the nearest whole share.

On January 3, 2023, following the Closing, Alvarium Holdings LLC (which was renamed Alvarium Tiedemann Holdings, LLC) became the wholly owned direct subsidiary of Umbrella.
PIPE Investment
As previously announced, on September 19, 2021, concurrently with the execution of the Business Combination Agreement, Cartesian entered into subscription agreements, as amended on October 25, 2022 (each, as amended, supplemented, or otherwise modified from time to time, a “Subscription Agreement”) with certain investors (collectively, the “PIPE Investors”) pursuant to which, on the terms and subject to the conditions therein, the PIPE

Investors collectively subscribed for
16,936,715
shares of Class A Common Stock (the “PIPE Shares”) at a purchase price of $
9.80
per share, for an aggregate purchase price equal to $
164,999,807
(the “PIPE Investment”). The PIPE Investment was consummated substantially concurrently with the closing of the Business Combination. Upon the Closing of the PIPE Investment, Cartesian simultaneously (i) canceled a number of SPAC Class A Ordinary Shares held by Sponsor equal to the number of Sponsor Redemption Shares and (ii) issued to the PIPE Investors an amount of shares equal to the number of PIPE Shares, divided by the sum of the number of the Non-Redeemed SPAC Class A Common Shares and the number of PIPE Shares, on a pro-rata basis based on the number of PIPE Shares held by such PIPE Investors (the “PIPE Bonus Shares”).
Working Capital Loans
On January 3, 2023, the outstanding working capital Note was paid in full.
Underwriting Agreement
On January 3, 2023, the outstanding deferred underwriting fee totaling to $7,800,000 was paid in full.